SHARE-BASED COMPENSATION - Nonvested Restricted Shares (Details) - Restricted Stock - Kaixin 2021 Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of nonvested restricted shares
Balance at the beginning of period	3,186	5,588
Granted	3,455,059	43,888
Vested	(3,455,059)	(46,290)
Balance at the end of period	3,186	3,186	5,588
Weighted average fair value per ordinary shares at the granted dates
Balance at the beginning of period	$ 1,397.4	$ 1,200.6
Granted	3.15	232.2
Vested	3.15	285.6
Balance at the end of period	$ 1,397.4	$ 1,397.4	$ 1,200.6
Unrecognized share-based compensation expense	$ 1,181
Weighted average period for unrecognized compensation cost	3 years 1 month 6 days
Total fair value of shares vested	$ 10,856	$ 11,897	$ 40,078